Revenue recognition and operating segments - Revenue and profit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of operating segments
Revenue	$ 6,908	$ 6,617	[1]	$ 6,385	[1]
Operating profit	584	644	[1],[2]	727	[1],[2]
Finance income	46	59	[1]	60	[1]
Finance cost	(250)	(250)	[1]	(232)	[1]
Share of profit from associates net of tax	10	9	[1]	11	[1]
Profit before income tax	390	462	[1]	566	[1]
Impairment losses related to property, plant and equipment	0	0
Operating segments
Disclosure of operating segments
Revenue	6,908	6,617		6,385
Operating profit	1,267	1,192		1,223
Operating segments | Pest Control
Disclosure of operating segments
Revenue	5,703	5,481		5,336
Operating profit	1,043	987		1,031
Operating segments | Hygiene & Wellbeing
Disclosure of operating segments
Revenue	1,205	1,136		1,049
Operating profit	224	205		192
Operating segments | North America
Disclosure of operating segments
Revenue	4,294	4,164		4,112
Operating profit	749	713		768
Operating segments | North America | Pest Control
Disclosure of operating segments
Revenue	4,148	4,026		3,981
Operating profit	720	688		745
Operating segments | North America | Hygiene & Wellbeing
Disclosure of operating segments
Revenue	146	138		131
Operating profit	29	25		23
Operating segments | International
Disclosure of operating segments
Revenue	2,614	2,453		2,273
Operating profit	518	479		455
Operating segments | International | Pest Control
Disclosure of operating segments
Revenue	1,555	1,455		1,355
Operating profit	323	299		286
Operating segments | International | Hygiene & Wellbeing
Disclosure of operating segments
Revenue	1,059	998		918
Operating profit	195	180		169
Central and regional overheads
Disclosure of operating segments
Operating profit	(191)	(175)		(150)
Restructuring costs
Disclosure of operating segments
Operating profit	(6)	(9)		(9)
Adjusted Operating Profit
Disclosure of operating segments
Operating profit	1,070	1,008		1,064
One-off and adjusting items
Disclosure of operating segments
Operating profit	(287)	(110)		(119)
Amortisation and impairment of intangible assets (excluding computer software)
Disclosure of operating segments
Operating profit	$ (199)	$ (254)		$ (218)

[1]	Refer to foreign currency translation in material accounting policies section.
[2]	Refer to foreign currency translation in material accounting policies section